INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax recovery [Table Text Block]
For the year ended December 31,	2017	2016

Statutory tax rate	26.00%	26.00%

Loss before taxes	2,661,589	2,088,400

Income tax recovery calculated at statutory rate	692,013	542,984

Non-deductible expenditures	(88,941)	(60,784)
Other	27,136	6,644
Unrecognized tax benefit	(630,208)	(488,844)

INCOME TAX	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31,	2017	2016
	$	$
Mineral property interests	1,173,590	1,125,110
Non-capital losses	4,312,706	3,576,176
Property and equipment	198,165	194,575
Other items	147,184	141,733

UNRECOGNIZED DEFERRED INCOME TAX ASSET	5,831,645	5,037,594